ORDINARY SHARES (Details)			12 Months Ended
	Aug. 17, 2015 shares	May. 22, 2015 $ / shares shares	Dec. 31, 2015 Votes $ / shares shares	Dec. 31, 2014 shares
Brokers [Member]
Ordinary Shares [Line Items]
Depositary shares outstanding			229,568	1,577,926
Ordinary shares [Member]
Ordinary Shares [Line Items]
Share price (in dollars per share) | $ / shares		$ 14.635	$ 8.555
Number of votes per share | Votes			1
Ordinary shares [Member] | Expedia Asia Pacific [Member]
Ordinary Shares [Line Items]
Shares issued		17,290,943
Ordinary shares [Member] | Ocean Imagination [Member]
Ordinary Shares [Line Items]
Shares issued	6,185,649
High-vote ordinary shares [Member]
Ordinary Shares [Line Items]
Number of votes per share | Votes			15
High-vote ordinary shares [Member] | Expedia Asia Pacific [Member]
Ordinary Shares [Line Items]
Shares issued		28,550,704
High-vote ordinary shares [Member] | Ocean Imagination [Member]
Ordinary Shares [Line Items]
Shares issued	10,213,708